Hedging Instruments (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Summary of Forward Foreign Currency Contracts

As of March 31, 2025 and December 31, 2024, the Group held the following forward foreign currency contracts:

	Maturity
	Less than 12 months	Greater than 12 months	Total
(in EUR and thousands)
Forward foreign currency contracts
As of March 31, 2025
Notional amount	€472,450	€457,650	€930,100
Weighted-average forward price (EUR/USD)	1.10	1.10	1.10
As of December 31, 2024
Notional amount	€470,000	$500,000	€970,000
Weighted-average forward price (EUR/USD)	1.10	1.10	1.10

Summary of the Impact of Hedging Instruments on Consolidated Statements of Financial Position

The impact of the hedging instruments on the interim condensed consolidated statements of financial position as of March 31, 2025 and December 31, 2024 was as follows:

	Notional amount	Carrying amount	Financial statement line item	Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness
(in USD and thousands except notional amount in EUR and thousands)
Forward foreign currency contracts
As of March 31, 2025	€930,100	$356	Prepaid expenses and other current assets	$37,694
		$3,156	Other non-current assets
		$4,881	Accrued expenses and other current liabilities
As of December 31, 2024	€970,000	$24,802	Accrued expenses and other current liabilities	$(53,886)
		$14,995	Other non-current liabilities

Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss)

For the three months ended March 31, 2025 and 2024, the effect of the cash flow hedges in the interim condensed consolidated statements of operations and the interim condensed consolidated statements of other comprehensive income (loss) was as follows:

	Amount of total hedging gain/(loss) recognized in the interim condensed consolidated statement of other comprehensive income (loss)	Amount of gain/(loss) reclassified from the interim condensed consolidated statement of other comprehensive income (loss) to the interim condensed consolidated statement of operations	Interim condensed consolidated statement of operations line item
(in USD and thousands)
Highly probable forecasted expenditures
Three months ended March 31, 2025	$37,694	$(734)	$(52) Direct costs of cruise, land and onboard $(682) Vessel operating
Three months ended March 31, 2024	$(13,042)	$225	$12 Direct costs of cruise, land and onboard $213 Vessel operating

Summary of Reconciliation of Cash Flow Hedge Component of Equity

Set out below is a reconciliation of the cash flow hedge component of equity for the three months ended March 31, 2025 and 2024:

	Cash flow hedge
	2025	2024
(in USD and thousands)
As of January 1	$(39,797)	$9,315
Effective portion of changes in fair value arising from:
Forward foreign currency contracts - forecasted expenditures	37,694	(13,042)
Amount reclassified to the interim condensed consolidated statements of operations
Maturity of effective hedges	734	(225)
As of March 31	$(1,369)	$(3,952)